Other Operating Expenses - Summary of Sales and Marketing Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Marketing	$ 10,944	$ 13,599
Events	28	114
Media	1,032	1,332
Sales and marketing expense	$ 12,004	$ 15,045